BLACKROCK INTERMEDIATE GOVERNMENT BOND PORTFOLIO
BLACKROCK LONG DURATION BOND PORTFOLIO
(the “Funds”)

Supplement dated March 2, 2009
to the Investor and Institutional Shares Prospectus

This supplement to the prospectus is intended to provide clarification about certain expenses incurred by the Funds. The Annual Fund Operating Expenses table for each Fund in the prospectus includes both operating expenses as well as “Interest Expense” from investment transactions, both of which are required to be reported under Expenses and Fees. This supplement adds a new footnote explaining the reason for including Interest Expense and clarifies the net operating expenses after waivers and without Interest Expense.

The Prospectus is revised as set forth below.

BLACKROCK INTERMEDIATE GOVERNMENT BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Intermediate Government Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of the Intermediate Government Bond Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[2]	4.50%[3]	1.00%[4]	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.32%	0.44%	0.35%	0.20%

Interest Expenses[5]	0.18%	0.17%	0.19%	0.19%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[6]	1.26%	2.12%	2.05%	0.90%

Fee Waivers and Expense Reimbursements[7]	—%	(0.12)%	(0.03)%	(0.10)%

Net Annual Fund Operating Expenses[7]	1.26%	2.00%	2.02%	0.80%

1	Reduced front-end sales charges may be available (see the section “Account Information — How to Choose the Share Class that Best Suits Your Needs — Investor A Shares — Initial Sales Charge Options” for more information regarding the reduction of front-end sales charges).

2	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(footnotes continued on following page)

3	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about Classes — Investor B Shares” for the complete schedule of CDSCs.) As of October 2, 2006, Investor B Shares generally are no longer available for purchase but continue to be available for exchange and for dividend and capital gain reinvestment. Investor B Shares automatically convert to Investor A Shares approximately seven years after you buy them and will no longer be subject to distribution fees.

4	There is no CDSC on Investor C Shares after one year.

5	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

6	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

7	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.07% (for Investor A Shares), 1.82% (for Investor B and C Shares) and 0.60% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expenses, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Net Annual Fund Operating Expenses[7]	1.01%	1.81%	1.79%	0.60%

See the “Management of the Fund” section for a discussion of these waivers and reimbursements.

BLACKROCK LONG DURATION BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Long Duration Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Long Duration Bond Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares		Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00	%1	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[2]	None

Redemption Fee	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares		Institutional Shares

Management Fee	0.50%		0.50%

Distribution and/or Service (12b-1) Fees	0.25%		None

Other Expenses	0.43%		0.35%

Interest Expense[3]	0.08%		0.11%

Acquired Fund Fees and Expenses	0.02%		0.02%

Total Annual Fund Operating Expenses[4]	1.28%		0.98%

Fee Waivers and Expense Reimbursements[5]	(0.28)%		(0.30)%

Net Annual Fund Operating Expenses[5]	1.00%		0.68%

(footnotes continued on following page)

2

1	Reduced front-end sales charges may be available (see the section “Account Information — How to Choose the Share Class that Best Suits Your Needs — Investor A Shares — Initial Sales Charge Options” for more information regarding the reduction of front-end sales charges).

2	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

3	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

4	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

5	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% (for Investor A Shares) and 0.55% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (excluding Interest Expenses, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Net Annual Fund Operating Expenses[5]	0.73%	0.42%

See the “Management of the Fund” section for a discussion of these waivers and reimbursements.